GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN GOODWILL

Changes in goodwill are as follows during the years ended December 31, 2022 and 2021:

Balance as of December 31, 2020	$1,209,953
Additions - Foreign currency translation	110,147
Balance as of December 31, 2021	1,320,100
Less: Foreign currency translation	(113,150)
Additions - Goodwill on new acquisitions	50,399,733
Less: Impairment	(20,053,893)
Less: Goodwill tax adjustment	136,097
$31,688,887